Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities lending - Percent of market value required in collateral	102.00%
Cash, cash equivalents and investments pledged as collateral	$ 3,285,692	$ 2,991,322
Investments held in trust	$ 3,233,872	$ 2,982,152
AlphaCat ILS Funds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Number of funds	1	2